UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/09

Check here if Amendment [ ]; Amendment Number: 1
                                               -----

This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redwood Investments, LLC
Address: One Gateway center, Suite 802
         Newton, MA 02458

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven T. Flammey
Title:   CFO/Chief Compliance Officer
Phone:   (617) 467-3027

Signature, Place, and Date of Signing:


/S/ Steven T. Flammey           Newton, MA               05/15/2009
- -----------------------       -------------------      ---------
[Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reprting for this Manager:
	NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         99

Form 13F Information Table Value Total:    343,277
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ABBOTT LABORATORIES            COM              002824100     6990   146547 SH       Sole                    25835            120712
ACCENTURE LTD                  COM              G1150G111      841    30580 SH       Sole                    16840             13740
ACTIVISION BLIZZARD INC        COM              00507V109     5113   488772 SH       Sole                    35505            453267
ADOBE SYSTEMS INC              COM              00724F101     5407   252777 SH       Sole                    36084            216693
ALEXION PHARMACEUTICALS INC    COM              015351109     2366    62830 SH       Sole                    19745             43085
ALLEGIANT TRAVEL CO            COM              01748x102     2218    48800 SH       Sole                    15805             32995
ALTERA CORP                    COM              021441100     8142   463937 SH       Sole                    69220            394717
ANADARKO PETROLEUM CORP        COM              032511107     6636   170640 SH       Sole                    25820            144820
APOLLO GROUP INC CLASS A       COM              037604105     4737    60470 SH       Sole                     4540             55930
APPLE INC                      COM              037833100     9462    90011 SH       Sole                    12148             77863
ATHENA HEALTH INC              COM              04685W103      545    22590 SH       Sole                     7310             15280
ATHEROS COMMUNICATION INC      COM              04743p108     1663   113440 SH       Sole                    36745             76695
AXSYS TECHNOLOGIES INC         COM              054615109     1916    45585 SH       Sole                    14785             30800
BAKER MICHAEL CORP             COM              057149106     1378    52994 SH       Sole                    17249             35745
BANK OF HAWAII CORP            COM              062540109     1224    37125 SH       Sole                    12440             24685
BAXTER INTERNATIONAL INC       COM              071813109     9381   183144 SH       Sole                    24330            158814
BEST BUY INC                   COM              086516101     6811   179430 SH       Sole                    30880            148550
BIG LOTS INC                   COM              089302103     1430    68800 SH       Sole                    21255             47545
BIOGEN IDEC INC                COM              09062X103     1443    27525 SH       Sole                    15225             12300
BRISTOL MYERS SQUIBB CO        COM              110122108     1190    54310 SH       Sole                    30485             23825
BROADCOM CORP                  COM              111320107     6010   300820 SH       Sole                    44560            256260
BUCYRUS INTL INC A             COM              118759109      694    45690 SH       Sole                    14485             31205
BURGER KING HOLDINGS INC       COM              121208201     1555    67740 SH       Sole                    22010             45730
CAMERON INTERNATIONAL CORPORAT COM              13342B105     5160   235301 SH       Sole                    15945            219356
CAVIUM NETWORKS INC            COM              14965A101      882    76395 SH       Sole                    24800             51595
CELGENE CORP                   COM              151020104     4481   100920 SH       Sole                     8965             91955
CEPHALON INC COM               COM              156708109     2306    33860 SH       Sole                    10985             22875
CHESAPEAKE ENERGY              COM              165167107     4961   290817 SH       Sole                    22782            268035
CHEVRONTEXACO CORP             COM              166764100     1328    19745 SH       Sole                    10980              8765
CHUBB CORP                     COM              171232101     1331    31444 SH       Sole                    17484             13960
COLGATE-PALMOLIVE CO           COM              194162103     7525   127580 SH       Sole                    22215            105365
CONOCOPHILLIPS                 COM              20825C104      611    15605 SH       Sole                     8185              7420
CORE LABORATORIES NV F         COM              N22717107     2090    28570 SH       Sole                     8895             19675
CVS/CAREMARK CORPORATION       COM              126650100     7410   269562 SH       Sole                    47443            222119
DEVRY INC DEL                  COM              251893103     1433    29735 SH       Sole                     9705             20030
DIAMOND FOODS INC              COM              252603105     2099    75150 SH       Sole                    23745             51405
DOLLAR TREE INC                COM              256746108     2196    49295 SH       Sole                    15955             33340
DRESSER-RAND GROUP             COM              261608103      741    33515 SH       Sole                    10850             22665
ENERGY SELECT SECTOR SPDR FUND COM              81369y506      280     6590 SH       Sole                     6590                 0
EXPRESS SCRIPTS INC            COM              302182100     6431   139298 SH       Sole                    24855            114443
EXXON MOBIL CORP               COM              30231G102     2333    34262 SH       Sole                    29452              4810
FLIR SYSTEMS INC               COM              302445101     2867   140000 SH       Sole                    22045            117955
FLOWSERVE CORP                 COM              34354p105     4806    85638 SH       Sole                     6240             79398
FOSTER WHEELER LTD             COM              h27178104     5654   323665 SH       Sole                    31480            292185
GAMESTOP CORP CL A             COM              36467w109     5288   188710 SH       Sole                    30860            157850
GAP INC                        COM              364760108     1009    77710 SH       Sole                    41605             36105
GENERAL MILLS INC              COM              370334104     5914   118560 SH       Sole                    17895            100665
GENZYME CORP COM GEN DIV       COM              372917104     5265    88652 SH       Sole                     6430             82222
GILEAD SCIENCES INC            COM              375558103     7616   164431 SH       Sole                    27700            136731
HELMERICH & PAYNE INC          COM              423452101     1400    61500 SH       Sole                    18310             43190
HEWITT ASSOCIATES INC          COM              42822q100     2178    73180 SH       Sole                    23735             49445
HEWLETT PACKARD CO             COM              428236103     9598   299363 SH       Sole                    43823            255540
INTERNATIONAL BUSINESS MACHINE COM              459200101     7687    79336 SH       Sole                     9760             69576
INTREPID POTASH INC            COM              46121y102     1713    92820 SH       Sole                    30130             62690
JPMORGAN CHASE & CO            COM              46625H100     5798   218132 SH       Sole                    44036            174096
MACROVISION SOLUTIONS CORP     COM              55611C108      812    45625 SH       Sole                    14830             30795
MANTECH INTERNATIONAL CORP     COM              564563104     1659    39585 SH       Sole                    12575             27010
MASIMO                         COM              574795100     1858    64125 SH       Sole                    20740             43385
MASTEC INC                     COM              576323109     1478   122275 SH       Sole                    38375             83900
MASTERCARD INC                 COM              57636Q104    10901    65087 SH       Sole                    10215             54872
MCDONALDS CORP                 COM              580135101     8328   152615 SH       Sole                    31215            121400
MONSANTO CO                    COM              61166W101     7934    95479 SH       Sole                    14165             81314
MORGAN STANLEY                 COM              617446448     5292   232430 SH       Sole                    44410            188020
MYRIAD GENETICS INC            COM              62855j104     1975    43425 SH       Sole                    14065             29360
NATIONAL OIL WELL VARCO        COM              637071101     7098   247232 SH       Sole                    38202            209030
NETLOGIC MICROSYS              COM              64118b100     1506    54810 SH       Sole                    17730             37080
NEUTRAL TANDEM INC             COM              64128b108     2595   105445 SH       Sole                    34335             71110
NUCOR CORP                     COM              670346105     3065    80290 SH       Sole                    19930             60360
OMNICARE INC                   COM              681904108     1345    54930 SH       Sole                    17435             37495
ORACLE CORP                    COM              68389X105    10661   589988 SH       Sole                    90305            499683
PANERA BREAD CO-A              COM              69840w108     2236    40000 SH       Sole                    12940             27060
PERRIGO CO                     COM              714290103     1154    46469 SH       Sole                    15089             31380
PETMED EXPRESS INC             COM              716382106     1074    65140 SH       Sole                    19940             45200
PSYCHIATRIC SOLUTIONS INC      COM              74439h108     1051    66795 SH       Sole                    21560             45235
QUALCOMM INC                   COM              747525103     6739   173185 SH       Sole                    27645            145540
RAYMOND JAMES FINANCIAL INC    COM              754730109     1201    60945 SH       Sole                    19865             41080
RAYTHEON CO                    COM              755111507     5897   151430 SH       Sole                    31745            119685
RED HAT INC                    COM              756577102     1795   100605 SH       Sole                    32570             68035
SHAW GROUP INC                 COM              820280105     1796    65530 SH       Sole                    21270             44260
SHIRE PLC ADR                  COM              82481R106     1800    50075 SH       Sole                     6860             43215
SIGNATURE BANK                 COM              82669g104     1864    66045 SH       Sole                    21435             44610
SOLERA HLDGS INC               COM              83421a104     1519    61290 SH       Sole                    19805             41485
STATE STREET CORP              COM              857477103      741    24065 SH       Sole                    13525             10540
STEEL DYNAMICS INC             COM              858119100     1482   168180 SH       Sole                    54600            113580
STERICYCLE INC                 COM              858912108     1675    35085 SH       Sole                    11315             23770
TELECOMMUNICATION SYSTEMS INC- COM              87929J103      781    85205 SH       Sole                    27625             57580
THE BUCKLE INC                 COM              118440106     2008    62897 SH       Sole                    20476             42421
THE GEO GROUP INC              COM              36159R103      909    68575 SH       Sole                    22250             46325
THERMO FISHER SCIENTIFIC       COM              883556102     1328    37235 SH       Sole                    20125             17110
TJX COS INC                    COM              872540109     7466   291188 SH       Sole                    42540            248648
TRANSDIGM GROUP INC            COM              893641100     1084    32995 SH       Sole                    10690             22305
TRANSOCEAN LTD                 COM              H8817H100     1339    22765 SH       Sole                    12750             10015
TREEHOUSE FOODS INC            COM              89469a104     2258    78420 SH       Sole                    25440             52980
UNION PACIFIC CORP             COM              907818108     4094    99585 SH       Sole                    11265             88320
VNUS MEDICAL TECHNOLOGIES      COM              928566108     2294   107870 SH       Sole                    34890             72980
WAL-MART STORES INC            COM              931142103     9663   185466 SH       Sole                    31565            153901
WALTER ENERGY INC              COM              93317Q105     1825    79810 SH       Sole                    25245             54565
WASTE MANAGEMENT INC           COM              94106L109      782    30545 SH       Sole                    17030             13515
XTO ENERGY INC                 COM              98385X106     1375    44920 SH       Sole                    24665             20255
